Investment Objectives and Goals - Elfun Tax-Exempt Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Elfun Tax-ExemptIncome Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Elfun Tax-Exempt Income Fund (the “Fund”) seeks as high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital.